--------------------------------------------------------------------------------
                                                      ANNUAL REPORT
                                                       May 31, 2001
--------------------------------------------------------------------------------

ATALANTA/SOSNOFF INVESTMENT TRUST
101 Park Avenue o New York, NY 10178
toll free 1-877-SOSNOFF (767-6633)
website o www.atalantasosnoff.com
e-mail o asfund@atalantasosnoff.com

BOARD OF TRUSTEES
Howard A. Drucker
Anthony G. Miller                                     [LOGO OMITTED]
Toni E. Sosnoff
Irving L. Straus
Aida L. Wilder

INVESTMENT ADVISER
Atalanta/Sosnoff Capital Corp. (Delaware)
101 Park Avenue o New York, NY 10178

DISTRIBUTOR
Atalanta/Sosnoff Management Corporation
101 Park Avenue o New York, NY 10178

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707 o Cincinnati, OH 45246-0707        ATALANTA/SOSNOFF FUND
                                               ATALANTA/SOSNOFF FOCUS FUND
                                               ATALANTA/SOSNOFF VALUE FUND
                                             ATALANTA/SOSNOFF BALANCED FUND

--------------------------------------------------------------------------------
                                                     [LOGO] (c) 1986 Andy Warhol
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS                                             JULY 16, 2001
================================================================================
Dear Shareholder:

For the year ended May 31, 2001, the Atalanta/Sosnoff Fund returned 0.37% compared with the S&P 500 Index return of -10.56%. For the year ended June 30, 2001, the Atalanta/Sosnoff Fund returned -5.39% compared with -14.83% for the S&P 500 Index.

For the year ended May 31, 2001, the Atalanta/Sosnoff Focus Fund returned 3.48% compared with the S&P 500 Index return of -10.56%. For the year ended June 30, 2001, the Atalanta/Sosnoff Focus Fund returned -3.52% compared with -14.83% for the S&P 500 Index.

For the year ended May 31, 2001, the Atalanta/Sosnoff Value Fund returned 15.14% compared with the S&P 500 Index return of -10.56%. For the year ended June 30, 2001, the Atalanta/Sosnoff Value Fund returned 13.20% compared with -14.83% for the S&P 500 Index.

For the year ended May 31, 2001, the Atalanta/Sosnoff Balanced Fund returned 2.92% compared with 12.58% for the Lehman Brothers Intermediate
Government/Credit Bond Index and -10.56% for the S&P 500 Index. For the year ended June 30, 2001, the Atalanta/Sosnoff Balanced Fund returned -2.42% compared with 11.04% for the Lehman Brothers Intermediate Government/Credit Bond Index and -14.83% for the S&P 500 Index.

Portfolio composition continues to migrate towards early recovery stocks in the media, technology and consumer sectors. After the recent NASDAQ rally there is more interest in defensive growth stocks in the financial services sector and in health care and tobacco where we remain overweighted.

The economy appears to be basing out at zero to 1.5% GDP momentum. Considering the capital spending bubble that built up during the past five years, we expect the economic recovery to start post-summer, but it should be slow to develop traction. Corporate earnings may not compare favorably on a quarterly basis until early next year.

There is no demand pull inflation in the system with oil and electrical generating capacity pricing more a function of supply shortfalls. We expect a benign interest rate environment with 10-year Treasuries trading in a narrow range. Federal Reserve Board policy emphasis should continue easing until it's more than conjectural that the consumer will carry the economy while inventories and capital goods continue to contract.

In retrospect, the 10-year economic cycle has succumbed to old age. Capital spending by industry was on a tear since the mid-nineties and the consumer increased indebtedness inexorably. We expect the equity market to discount the economic recovery by at least three months. The rebound in S&P earnings next year could approximate 10 percent. Our earnings call this year is for a decline from last year, of at least 8 percent. By year end at the latest, the stock market should be earnings driven. The chances of a recession have faded to under 50 percent. The leading indicators will be new home sales, 10-day auto selling rates and retail volume. Inventory reductions throughout the system are close to completion aside from technology.

Our barbell approach to portfolio composition appears to be taking hold. On one end are the reasonably priced growth stocks benefiting from low interest rates, modest inflation and the slow economic setting. On the other end are technology, media, oil service and retailing which need a quickening GDP environment to do well on a sustainable basis. The discount function of the market is very aggressive, closer to six months than previous cycles' three months.

Our bias is to continue the migration of the portfolio to more of a cyclical growth posture reflecting the onset of economic recovery by autumn. The timing and aggressiveness of this initiative could be the pivotal factor in building on our recent months' relatively good performance. The steepening of the yield curve reinforces this approach. It also suggests that duration of the fixed income portfolio, where applicable, has peaked and will contract over coming months.

With all good  wishes,

Martin  T.  Sosnoff

ATALANTA/SOSNOFF  INVESTMENT  TRUST
PERFORMANCE
================================================================================

           Comparison of the Change in Value of a $10,000 Investment in the Atalanta/Sosnoff Fund and the S&P 500 Index

                               [GRAPHIC OMITTED]

                                            ATALANTA/
                          S&P 500            SOSNOFF
                           INDEX              FUND
                         --------            -------

         06/17/98          10,000             10,000
         06/30/98          10,429             10,680
         07/31/98          10,318             10,810
         08/31/98           8,826              9,200
         09/30/98           9,392              9,670
         10/31/98          10,156              9,980
         11/30/98          10,771             10,660
         12/31/98          11,392             11,470
         01/31/99          11,868             12,640
         02/28/99          11,500             11,890
         03/31/99          11,960             12,320
         04/30/99          12,423             12,690
         05/31/99          12,129             12,340
         06/30/99          12,803             12,610
         07/31/99          12,403             12,210
         08/31/99          12,342             11,880
         09/30/99          12,003             12,010
         10/31/99          12,763             12,920
         11/30/99          13,022             13,980
         12/31/99          13,789             16,030
         01/31/00          13,097             15,300
         02/29/00          12,849             15,790
         03/31/00          14,106             16,760
         04/30/00          13,682             15,550
         05/31/00          13,401             14,930
         06/30/00          13,732             15,480
         07/31/00          13,517             15,400
         08/31/00          14,357             17,030
         09/30/00          13,599             16,480
         10/31/00          13,542             16,220
         11/30/00          12,474             15,530
         12/31/00          12,535             16,194
         01/31/01          12,980             15,771
         02/28/01          11,796             14,731
         03/31/01          11,049             13,775
         04/30/01          11,908             14,985
         05/31/01          11,987             14,985

        ----------------------------
           Atalanta/Sosnoff Fund
         Average Annual Total Returns
          Since Inception*    14.68%
          1 year               0.37%
        ----------------------------

                       Past performance is not predictive of future performance.

                           *Initial public offering of shares was June 17, 1998.



           Comparison of the Change in Value of a $10,000 Investment in the Atalanta/Sosnoff Focus Fund and the S&P 500 Index


                               [GRAPHIC OMITTED]

                                            ATALANTA/
                                             SOSNOFF
                           S&P 500            FOCUS
                           INDEX              FUND
                          --------           -------

         07/01/99          10,000             10,000
         07/31/99           9,688              9,710
         08/31/99           9,640              9,680
         09/30/99           9,376              9,630
         10/31/99           9,969             10,410
         11/30/99          10,172             11,520
         12/31/99          10,771             13,430
         01/31/00          10,230             12,800
         02/29/00          10,037             13,000
         03/31/00          11,018             13,710
         04/30/00          10,687             12,710
         05/31/00          10,468             12,160
         06/30/00          10,726             12,770
         07/31/00          10,558             12,790
         08/31/00          11,214             14,360
         09/30/00          10,622             13,950
         10/31/00          10,577             13,710
         11/30/00           9,743             13,110
         12/31/00           9,791             13,752
         01/31/01          10,138             13,202
         02/28/01           9,214             12,240
         03/31/01           8,630             11,599
         04/30/01           9,301             12,641
         05/31/01           9,363             12,584

        ----------------------------
        Atalanta/Sosnoff Focus Fund
        Average Annual Total Returns
          Since Inception*    12.73%
          1 year               3.48%
        ----------------------------

                       Past performance is not predictive of future performance.

                            *Initial public offering of shares was July 1, 1999.

ATALANTA/SOSNOFF  INVESTMENT  TRUST
PERFORMANCE (CONTINUED)
================================================================================

           Comparison of the Change in Value of a $10,000 Investment in the Atalanta/Sosnoff Value Fund and the S&P 500 Index


                               [GRAPHIC OMITTED]

                                            ATALANTA/
                                             SOSNOFF
                           S&P 500            VALUE
                           INDEX               FUND
                          --------           -------

         07/01/99          10,000             10,000
         07/31/99           9,688              9,700
         08/31/99           9,640              9,090
         09/30/99           9,376              8,670
         10/31/99           9,969              9,160
         11/30/99          10,172              9,730
         12/31/99          10,771             10,140
         01/31/00          10,230              9,860
         02/29/00          10,037             10,140
         03/31/00          11,018             10,630
         04/30/00          10,687             10,240
         05/31/00          10,468             10,680
         06/30/00          10,726             10,680
         07/31/00          10,558             10,750
         08/31/00          11,214             11,830
         09/30/00          10,622             12,670
         10/31/00          10,577             12,900
         11/30/00           9,743             12,700
         12/31/00           9,791             13,604
         01/31/01          10,138             12,841
         02/28/01           9,214             11,764
         03/31/01           8,630             11,502
         04/30/01           9,301             12,024
         05/31/01           9,363             12,297


        ----------------------------
        Atalanta/Sosnoff Value Fund
        Average Annual Total Returns
          Since Inception*    11.38%
          1 year              15.14%
        ----------------------------

                       Past performance is not predictive of future performance.

                            *Initial public offering of shares was July 1, 1999.




        Comparison of the Change in Value of a $10,000 Investment in the Atalanta/Sosnoff Balanced Fund, 65% S&P 500 Index/35% Lehman Brothers
    Intermediate Government/Credit Bond Index, Lehman Brothers Intermediate
                 Government/Credit Bond Index and S&P 500 Index


                               [GRAPHIC OMITTED]


                                                 65% S&P
                              LEHMAN BROTHERS    500/35%
                                INTERMEDIATE  LEHMAN BROTHERS  ATALANTA/
                                 GOVERNMENT/   INTERMEDIATE    SOSNOFF
                   S&P 500        CORPORATE     GOVERNMENT/    BALANCED
                    INDEX        BOND INDEX     CREDIT BOND      FUND
                   -------    --------------- ---------------  --------

07/01/99           10,000         10,000         10,000         10,000
07/31/99            9,688          9,991          9,794          9,820
08/31/99            9,640          9,999          9,765          9,870
09/30/99            9,376         10,092          9,623          9,928
10/31/99            9,969         10,118         10,028         10,488
11/30/99           10,172         10,130         10,165         11,320
12/31/99           10,771         10,097         10,542         12,446
01/31/00           10,230         10,060         10,184         12,005
02/29/00           10,037         10,142         10,088         12,145
03/31/00           11,018         10,248         10,766         12,561
04/30/00           10,687         10,224         10,547         11,840
05/31/00           10,468         10,240         10,412         11,298
06/30/00           10,726         10,421         10,643         11,650
07/31/00           10,558         10,500         10,563         11,701
08/31/00           11,214         10,624         11,033         12,794
09/30/00           10,622         10,720         10,689         12,483
10/31/00           10,577         10,770         10,677         12,323
11/30/00            9,743         10,916         10,181         11,830
12/31/00            9,791         11,117         10,279         12,312
01/31/01           10,138         11,299         10,575         12,012
02/28/01            9,214         11,407          9,983         11,377
03/31/01            8,630         11,494          9,599         10,880
04/30/01            9,301         11,465         10,075         11,717
05/31/01            9,363         11,529         10,139         11,628


        ------------------------------
        Atalanta/Sosnoff Balanced Fund
        Average Annual Total Returns
          Since Inception*     8.18%
          1 year               2.92%
        ------------------------------

                       Past performance is not predictive of future performance.

                            *Initial public offering of shares was July 1, 1999.

ATALANTA/SOSNOFF FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (as of May 31, 2001)

                               [GRAPHIC OMITTED]

                        ATALANTA/SOSNOFF
                             FUND            S&P 500 INDEX
                       -----------------     -------------

Financial                    31.5                 17.5
Consumer Staples             19.7                 12.6
Technology                   17.8                 18.5
Health Care                  11.2                 13.3
Energy                        7.9                  7.1
Consumer Cyclicals            4.3                  8.9
Capital Goods                 1.9                  9.2
Basic Materials               1.5                  2.7
Transportation                1.1                  0.7
Communications                0.7                  5.7
Utilities                       0                  3.8
Cash                          2.4                    0


TOP TEN HOLDINGS (as of May 31, 2001)

                                                                      % OF
     STOCK                                  SECTOR                  PORTFOLIO
     --------------------------------------------------------------------------
     Microsoft Corporation                  Technology                 6.8%
     Loews                                  Financial                  5.3%
     Philip Morris Companies, Inc.          Consumer Staples           5.2%
     AOL Time Warner, Inc.                  Consumer Staples           4.7%
     Wellpoint Health Networks              Health Care                4.2%
     Ace Limited                            Financial                  4.0%
     XL Capital Limited                     Financial                  3.8%
     Fannie Mae                             Financial                  3.3%
     Freddie Mac                            Financial                  3.3%
     Oxford Health Plans                    Health Care                3.2%
                                                                     ------
                                                          TOTAL:      43.8%


COMPARATIVE PERFORMANCE

                                          TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                         ----------------     ----------------------------------
                                         SINCE INCEPTION*      YEAR ENDED       SINCE INCEPTION*
                                         TO MAY 31, 2001     JUNE 30, 2001     TO JUNE 30, 2001
                                         ----------------     -------------     ----------------
Atalanta/Sosnoff Fund                         14.7%              ( 5.4%)              13.4%
Morningstar Large Cap Blend Category           n/a              ( 15.7%)               n/a
Lipper Large-Cap Core Index                    4.3%             ( 18.4%)               3.2%
S&P 500 Index                                  6.3%             ( 14.8%)               5.3%

    *Inception June 17, 1998

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (as of May 31, 2001)

                               [GRAPHIC OMITTED]

                      ATALANTA/SOSNOFF
                         FOCUS FUND          S&P 500 INDEX
                      ----------------       -------------

Financial                    29.3                 17.5
Consumer Staples             22.3                 12.6
Technology                   16.5                 18.5
Health Care                  11.1                 13.3
Energy                          9                  7.1
Consumer Cyclicals            3.8                  8.9
Capital Goods                 2.1                  9.2
Basic Materials               2.1                  2.7
Transportation                1.1                  0.7
Communications                  0                  5.7
Utilities                       0                  3.8
Cash                          2.8                    0


TOP TEN HOLDINGS (as of May 31, 2001)
                                                                      % of
     Stock                                  Sector                  Portfolio
     ---------------------------------------------------------------------------
     Microsoft Corporation                  Technology                 7.5%
     Philip Morris Companies, Inc.          Consumer Staples           6.6%
     AOL Time Warner, Inc.                  Consumer Staples           6.5%
     Loews                                  Financial                  4.9%
     Oxford Health Plans                    Health Care                4.7%
     Wellpoint Health Networks              Health Care                4.4%
     Ace Limited                            Financial                  4.1%
     XL Capital Limited                     Financial                  3.8%
     Washington Mutual, Inc.                Financial                  3.4%
     Anadarko Petroleum Corp.               Energy                     3.4%
                                                                      -----
                                                          Total:      49.3%
COMPARATIVE PERFORMANCE

                                          TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                         ----------------     ----------------------------------
                                         SINCE INCEPTION*      YEAR ENDED       SINCE INCEPTION*
                                         TO MAY 31, 2001       JUNE 30, 2001    TO JUNE 30, 2001
                                         ----------------     -------------     ----------------

Atalanta/Sosnoff Focus Fund                   12.7%             (  3.5%)              11.0%
Lipper Large-Cap Core Index                  ( 3.4%)            ( 18.4%)             ( 4.7%)
S&P 500 Index                                ( 3.4%)            ( 14.8%)             ( 4.4%)

    *Inception July 1, 1999

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (as of May 31, 2001)

                               [GRAPHIC OMITTED]

                       ATALANTA/SOSNOFF
                          VALUE FUND         S&P 500 INDEX
                       ----------------      -------------

Energy                       28.3                  7.1
Technology                   14.9                 18.5
Financial                    14.9                 17.5
Consumer Cyclicals           11.7                  8.9
Consumer Staples              9.7                 12.6
Basic Materials               7.5                  2.7
Capital Goods                 5.3                  9.2
Utilities                     4.2                  3.8
Health Care                   3.4                 13.3
Communications                  0                  5.7
Transportation                  0                  0.7
Cash                          0.2                    0



TOP TEN HOLDINGS (as of May 31, 2001)
                                                                      % of
     Stock                                  Sector                  Portfolio
     ---------------------------------------------------------------------------
     Advanta Corp. - Class B                Financial                 10.0%
     Calpine Corporation                    Energy                     5.7%
     Agere Systems, Inc. - Class A          Technology                 4.5%
     Petroquest Energy, Inc.                Energy                     4.2%
     Louis Dreyfus Natural Gas              Energy                     3.9%
     Newfield Exploration Co.               Energy                     3.5%
     Wellpoint Health Networks              Health Care                3.4%
     Service Corporation International      Consumer Staples           3.0%
     Alcan, Inc.                            Basic Materials            2.9%
     Federated Department Stores, Inc.      Consumer Cyclicals         2.9%
                                                                      -----
                                                          TOTAL:      44.0%
COMPARATIVE PERFORMANCE

                                          TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                         ----------------     ----------------------------------
                                         SINCE INCEPTION*      YEAR ENDED       SINCE INCEPTION*
                                         TO MAY 31, 2001       JUNE 30, 2001    TO JUNE 30, 2001
                                         ----------------     -------------     ----------------

Atalanta/Sosnoff Value Fund                   11.4%               13.2%               10.0%
Lipper Large-Cap Value Index                   0.6%              ( 0.9%)             ( 0.9%)
S&P 500 Index                                ( 3.4%)            ( 14.8%)             ( 4.4%)

    *Inception July 1, 1999

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (as of May 31, 2001)

                               [GRAPHIC OMITTED]

                      ATALANTA/SOSNOFF
                        BALANCED FUND        S&P 500 INDEX
                      ----------------       -------------

Financial                    29.3                 17.5
Consumer Staples             27.4                 12.6
Technology                   19.3                 18.5
Energy                        6.6                  7.1
Health Care                   5.5                 13.3
Consumer Cyclicals            4.9                  8.9
Basic Materials               2.8                  2.7
Capital Goods                 2.7                  9.2
Transportation                1.4                  0.7
Communications                  0                  5.7
Utilities                       0                  3.8


TOP TEN EQUITY HOLDINGS (as of May 31, 2001)
                                                                      % of
     Stock                                  Sector                  Portfolio
     ---------------------------------------------------------------------------
     AOL Time Warner, Inc.                  Consumer Staples          8.2%
     Microsoft Corporation                  Technology                7.1%
     Philip Morris Companies, Inc.          Consumer Staples          7.0%
     Loews                                  Financial                 6.0%
     Oxford Health Plans                    Health Care               5.5%
     XL Capital Limited                     Financial                 4.7%
     Viacom, Inc. - Class B                 Consumer Staples          4.4%
     EMC Corporation                        Technology                4.3%
     Ace Limited                            Financial                 4.2%
     Nokia Oyj-ADR                          Technology                3.8%
                                                                     -----
                                                          TOTAL:     55.2%
COMPARATIVE PERFORMANCE

                                          TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                         ----------------     ----------------------------------
                                         SINCE INCEPTION*      YEAR ENDED       SINCE INCEPTION*
                                         TO MAY 31, 2001       JUNE 30, 2001    TO JUNE 30, 2001
                                         ----------------     -------------     ----------------

Atalanta/Sosnoff Balanced Fund                 8.2%              ( 2.4%)              6.6%
Lehman Brothers Intermediate
        Government/Credit Bond Index           7.7%               11.0%               7.6%
S&P 500 Index                                ( 3.4%)            ( 14.8%)            ( 4.4%)
65/35 Composite Blend                        ( 2.3%)             ( 6.1%)            ( 0.1%)

  *Inception July 1, 1999

STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2001
====================================================================================================================
                                                   Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff
                                                          Fund          Focus Fund       Value Fund    Balanced Fund
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ................................   $ 17,366,924    $  2,513,438    $  2,899,414   $  2,186,765
                                                       ============    ============    ============   ============

  At market value (Note 1) .........................   $ 19,977,909    $  2,866,602    $  3,045,457   $  2,428,784
Interest receivable ................................          4,663             149             383         11,744
Dividends receivable ...............................         13,115           2,090           3,214          1,231
Receivable for securities sold .....................        254,010         105,448          58,532         44,585
Receivable for capital shares sold .................         10,167            --              --             --
Organization costs, net (Note 1) ...................         23,056            --              --             --
Other assets .......................................         10,709           4,855           4,674          4,759
                                                       ------------    ------------    ------------   ------------

      TOTAL ASSETS .................................     20,293,629       2,979,144       3,112,260      2,491,103
                                                       ============    ============    ============   ============


LIABILITIES
Payable for securities purchased ...................        183,406          28,853          68,648         39,740
Payable to affiliates (Note 3) .....................         32,600           5,432           5,129          4,802
Other accrued expenses and liabilities .............         11,227           1,827           2,321          1,730
                                                       ------------    ------------    ------------   ------------
      TOTAL LIABILITIES ............................        227,233          36,112          76,098         46,272
                                                       ------------    ------------    ------------   ------------


NET ASSETS .........................................   $ 20,066,396    $  2,943,032    $  3,036,162   $  2,444,831
                                                       ============    ============    ============   ============

Net assets consist of:
Paid-in capital ....................................   $ 18,794,846    $  2,794,561    $  2,834,364   $  2,369,566
Undistributed net investment income ................           --              --              --            2,677
Accumulated net realized gains (losses) from
  security transactions ............................     (1,339,435)       (204,693)         55,755       (169,431)
Net unrealized appreciation on investments .........      2,610,985         353,164         146,043        242,019
                                                       ------------    ------------    ------------   ------------


Net assets .........................................   $ 20,066,396    $  2,943,032    $  3,036,162   $  2,444,831
                                                       ============    ============    ============   ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .......      1,620,159         267,682         269,031        234,588
                                                       ============    ============    ============   ============

Net asset value, offering price and redemption
  price per share (Note 1) .........................   $      12.39    $      10.99    $      11.29   $      10.42
                                                       ============    ============    ============   ============

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2001
=============================================================================================================================
                                                            Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff
                                                                 Fund          Focus Fund       Value Fund     Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
 Interest ..................................................... $    70,577    $     8,552    $    15,996   $    45,960
 Dividends ....................................................     159,999         22,139         32,895        14,886
                                                                -----------    -----------    -----------   -----------

TOTAL INVESTMENT INCOME .......................................     230,576         30,691         48,891        60,846
                                                                ===========    ===========    ===========   ===========


EXPENSES
 Investment advisory fees (Note 3) ............................     151,477         22,023         19,871        18,631
 Accounting services fees (Note 3) ............................      24,000         24,000         24,000        24,000
 Transfer agent fees (Note 3) .................................      18,000         18,000         18,000        18,000
 Service plan expense (Note 3) ................................      50,492          7,341          6,624         6,211
 Administration fees (Note 3) .................................      30,411         12,000         12,000        12,000
 Professional fees ............................................      22,446          8,054          7,653         7,833
 Trustees' fees and expenses ..................................       7,482          7,482          7,482         7,482
 Custodian fees ...............................................      13,173          4,269          7,128         5,035
 Registration fees ............................................       5,927          4,113          4,016         4,157
 Printing of shareholder reports ..............................       3,781          2,967          2,945         2,949
 Organization expense (Note 1) ................................      11,528           --             --            --
 Insurance expense ............................................       6,368            876            695           780
 Postage and supplies .........................................       4,317            950            922           886
 Other expenses ...............................................       1,620          1,397          1,874         1,134
                                                                -----------    -----------    -----------   -----------
   TOTAL EXPENSES .............................................     351,022        113,472        113,210       109,098
 Fees waived and/or expenses reimbursed by the
   Adviser (Note 3) ...........................................     (48,064)       (69,427)       (73,469)      (71,832)
                                                                -----------    -----------    -----------   -----------
   NET EXPENSES ...............................................     302,958         44,045         39,741        37,266
                                                                -----------    -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS) ..................................     (72,382)       (13,354)         9,150        23,580
                                                                -----------    -----------    -----------   -----------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
 Net realized gains (losses)from security transactions ........  (1,303,802)      (199,250)       420,805      (166,068)
 Net change in unrealized appreciation/depreciation
   on investments .............................................   1,262,429        286,751       (131,962)      209,340
                                                                -----------    -----------    -----------   -----------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS ...............................     (41,373)        87,501        288,843        43,272
                                                                -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS ............................................. $  (113,755)   $    74,147    $   297,993   $    66,852
                                                                ===========    ===========    ===========   ===========

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================================
                                                                      Atalanta/                       Atalanta/
                                                                       Sosnoff                         Sosnoff
                                                                        Fund                         Focus Fund
                                                          --------------------------------------------------------------
                                                                 Year            Year             Year          Year
                                                                Ended           Ended            Ended         Ended
                                                                May 31,         May 31,          May 31,       May 31,
                                                                 2001            2000             2001         2000(a)
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

FROM OPERATIONS:
  Net investment loss ..................................  $     (72,382)   $   (143,847)    $   (13,354)   $    (17,309)
  Net realized gains (losses) from security transactions     (1,303,802)      4,043,536        (199,250)        395,788
  Net change in unrealized appreciation/depreciation
   on investments ......................................      1,262,429        (976,693)        286,751          66,413
                                                          -------------    ------------     -----------    ------------
Net increase (decrease) in net assets from operations ..       (113,755)      2,922,996          74,147         444,892
                                                          -------------    ------------     -----------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains ..............................     (3,534,766)             --        (383,922)             --
                                                          -------------    ------------     -----------    ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ............................      3,085,449       2,762,820         309,167       2,178,145
  Net asset value of shares issued in reinvestment of
   distributions to shareholders .......................      3,533,517              --         383,922              --
  Payments for shares redeemed .........................     (1,389,455)       (680,380)        (38,319)        (25,000)
                                                          -------------    ------------     -----------    ------------
Net increase in net assets from capital share
 transactions ..........................................      5,229,511       2,082,440         654,770       2,153,145
                                                          -------------    ------------     -----------    ------------

TOTAL INCREASE IN NET ASSETS ...........................      1,580,990       5,005,436         344,995       2,598,037

NET ASSETS:
  Beginning of period (Note 1) .........................     18,485,406      13,479,970       2,598,037              --
                                                          -------------    ------------     -----------    ------------
  End of period ........................................  $  20,066,396    $ 18,485,406    $  2,943,032    $  2,598,037
                                                          =============    ============    ============    ============



CAPITAL SHARE ACTIVITY:
  Shares sold ..........................................        207,357         197,725          23,128         215,686
  Shares reinvested ....................................        277,356              --          33,856              --
  Shares redeemed ......................................       (102,326)        (52,407)         (2,999)        ( 1,989)
                                                          -------------    ------------     -----------    ------------
  Net increase in shares outstanding ...................        382,387         145,318          53,985         213,697
  Shares outstanding, beginning of period (Note 1) .....      1,237,772       1,092,454         213,697            --
                                                          -------------    ------------     -----------    ------------
  Shares outstanding, end of period ....................      1,620,159       1,237,772         267,682         213,697
                                                          =============    ============     ===========    ============

(a) Represents the period from the initial  public  offering of shares,  July 1, 1999, through May 31, 2000.

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================
                                                                       Atalanta/                   Atalanta/
                                                                        Sosnoff                    Sosnoff
                                                                      Value Fund                 Balanced Fund
                                               -------------------------------------------------------------------
                                                                 Year            Year          Year          Year
                                                                Ended           Ended         Ended         Ended
                                                                May 31,         May 31,       May 31,       May 31,
                                                                 2001           2000(a)        2001         2000(a)

------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income (loss) .........................   $     9,150    $    (6,841)   $    23,580    $     6,952
  Net realized gains (losses) from security transactions       420,805       (135,920)      (166,068)       228,075
  Net change in unrealized appreciation/depreciation
   on investments ......................................      (131,962)       278,005        209,340         32,679
                                                          ------------    -----------    -----------    -----------

Net increase in net assets from operations .............       297,993        135,244         66,852        267,706
                                                          ------------    -----------    -----------    -----------


DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ...........................        (9,150)            --        (22,428)        (5,427)
  From net realized gains ..............................      (229,130)            --       (231,438)            --
                                                          ------------    -----------    -----------    -----------

Decrease in net assets from distributions
  to shareholders ......................................      (238,280)            --       (253,866)        (5,427)
                                                          ------------    -----------    -----------    -----------


FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ............................       606,356      2,020,000         35,597      2,104,716
  Net asset value of shares issued in reinvestment of
   distributions to shareholders .......................       238,280             --        253,866          5,427
  Payments for shares redeemed .........................        (5,000)       (18,431)       (20,040)       (10,000)
                                                          ------------    -----------    -----------    -----------

Net increase in net assets from capital
   share transactions ..................................       839,636      2,001,569        269,423      2,100,143
                                                          ------------    -----------    -----------    -----------


TOTAL INCREASE IN NET ASSETS ...........................       899,349      2,136,813         82,409      2,362,422

NET ASSETS:
  Beginning of period (Note 1) .........................     2,136,813             --      2,362,422             --
                                                          ------------    -----------    -----------    -----------

  End of period ........................................   $ 3,036,162    $ 2,136,813    $ 2,444,831    $ 2,362,422
                                                          ============    ===========    ===========    ===========



CAPITAL SHARE ACTIVITY:
  Shares sold ..........................................        49,384        201,961          3,185        209,934
  Shares reinvested ....................................        20,093             --         23,753            509
  Shares redeemed ......................................          (446)        (1,961)        (1,978)          (815)
                                                          ------------    -----------    -----------    -----------

  Net increase in shares outstanding ...................        69,031        200,000         24,960        209,628
  Shares outstanding, beginning of period (Note 1) .....       200,000             --        209,628             --
                                                          ------------    -----------    -----------    -----------

  Shares outstanding, end of period ....................       269,031        200,000        234,588        209,628
                                                          ============    ===========    ===========    ===========


(a) Represents the period from the initial  public  offering of shares,  July 1, 1999, through May 31, 2000.

See accompanying notes to financial statements.


ATALANTA/SOSNOFF FUND
FINANCIAL HIGHLIGHTS
================================================================================================
                                                              Year           Year        Period
                                                              Ended         Ended         Ended
                                                              May 31,       May 31,      May 31,
                                                               2001          2000        1999(a)
------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD:

Net asset value at beginning of period ...........     $     14.93    $     12.34    $     10.00
                                                       -----------    -----------    -----------


Income from investment operations:
  Net investment loss ............................           (0.04)         (0.12)         (0.05)
  Net realized and unrealized gains on investments            0.17           2.71           2.39
                                                       -----------    -----------    -----------

Total from investment operations .................            0.13           2.59           2.34
                                                       -----------    -----------    -----------


Less distributions:
  From net realized gains ........................           (2.67)           --             --
                                                       -----------    -----------    -----------


Net asset value at end of period .................     $     12.39    $     14.93    $     12.34
                                                       ===========    ===========    ===========

Total return .....................................            0.37%        20.99%         23.40%(b)
                                                       ===========    ===========    ===========


RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..............     $    20,066    $   18,485     $    13,480
                                                       ===========    ===========    ===========


Ratio of net expenses to average net assets(c) ...            1.50%         1.50%          1.50%(d)

Ratio of net investment loss to average net assets          (0.36%)        (0.88%)      ( 0.60%)(d)

Portfolio turnover rate ..........................            141%           143%           124%(d)


(a) Represents the period from the initial public  offering of shares,  June 17, 1998, through May 31, 1999.

(b) Not annualized.

(c) Absent fee waivers and expense  reimbursements by the Adviser,  the ratio of expenses to average net assets would have been 1.73%, 1.95% and 2.54%(d) for the periods ended May 31, 2001, 2000 and 1999, respectively
    (Note 3).

(d) Annualized.

See accompanying notes to financial statements.


ATALANTA/SOSNOFF FOCUS FUND
FINANCIAL HIGHLIGHTS
============================================================================================
                                                                      YEAR          PERIOD
                                                                      ENDED         ENDED
                                                                      MAY 31,      MAY 31,
                                                                      2001         2000(a)
--------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD:

Net asset value at beginning of period .....................     $    12.16      $    10.00
                                                                 ----------      ----------
Income from investment operations:
  Net investment loss ......................................          (0.05)          (0.08)
  Net realized and unrealized gains on investments .........           0.52            2.24
                                                                 ----------      ----------

Total from investment operations ...........................           0.47            2.16
                                                                 ----------      ----------

Less distributions:
  From net realized gains ..................................          (1.64)             --
                                                                 ----------      ----------

Net asset value at end of period ...........................     $    10.99      $    12.16
                                                                 ==========      ==========


Total return ...............................................           3.48%         21.60%(b)
                                                                 ==========      ==========


RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ........................    $     2,943      $    2,598
                                                                 ==========      ==========


Ratio of net expenses to average net assets(c) .............           1.50%          1.50%(d)

Ratio of net investment loss to average net assets .........          (0.45%)      ( 0.78%)(d)

Portfolio turnover rate ....................................            173%           188%(d)

(a) Represents the period from the initial public offering of shares, July 1, 1999, through May 31, 2000.

(b) Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.86% and 4.08%(d) for the periods ended May 31, 2001 and 2000, respectively (Note 3).

(d) Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF VALUE FUND
FINANCIAL HIGHLIGHTS
=============================================================================================
                                                                       YEAR        PERIOD
                                                                       ENDED       ENDED
                                                                      MAY 31,      MAY 31,
                                                                       2001        2000(a)
---------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD:

Net asset value at beginning of period ........................   $    10.68    $    10.00
                                                                  ----------    ----------


Income from investment operations:
 Net investment income (loss) .................................         0.04         (0.03)
 Net realized and unrealized gains on investments .............         1.62          0.71
                                                                  ----------    ----------

Total from investment operations ..............................         1.66          0.68
                                                                  ----------    ----------


Less distributions:
 From net investment income ...................................        (0.04)           --
 From net realized gains ......................................        (1.01)           --
                                                                  ----------    ----------

Total distributions ...........................................        (1.05)           --
                                                                  ----------    ----------


Net asset value at end of period ..............................   $    11.29    $    10.68
                                                                  ==========    ==========


Total return ..................................................        15.14%        6.80%(b)
                                                                  ==========    ==========


RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ...........................   $    3,036    $    2,137
                                                                  ==========    ==========


Ratio of net expenses to average net assets(c) ................         1.50%        1.50%(d)

Ratio of net investment income (loss) to average net assets ...         0.34%     ( 0.38%)(d)

Portfolio turnover rate .......................................          983%         416%(d)

(a) Represents the period from the initial  public  offering of shares,  July 1, 1999, through May 31, 2000.

(b) Not annualized.

(c) Absent fee waivers and expense  reimbursements by the Adviser,  the ratio of expenses  to average  net assets  would  have been
    4.26% and  4.87%(d)  for the periods ended May 31, 2001 and 2000, respectively (Note 3).

(d) Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF BALANCED FUND
FINANCIAL HIGHLIGHTS
==========================================================================================
                                                                 Year             Period
                                                                 Ended            Ended
                                                                 May 31,          May 31,
                                                                  2001            2000(a)
------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD:

Net asset value at beginning of period ................    $    11.27         $    10.00
                                                           ----------         ----------


Income from investment operations:
 Net investment income ................................          0.10               0.03
 Net realized and unrealized gains on investments .....          0.25               1.27
                                                           ----------         ----------

Total from investment operations ......................          0.35               1.30
                                                           ----------         ----------


Less distributions:
 From net investment income ...........................         (0.10)             (0.03)
 From net realized gains ..............................         (1.10)                --
                                                           ----------         ----------

Total distributions ...................................         (1.20)             (0.03)
                                                           ----------         ----------


Net asset value at end of period ......................    $    10.42         $    11.27
                                                           ==========         ==========


Total return ..........................................          2.92             12.98%(b)
                                                           ==========         ==========


RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..................     $    2,445         $    2,362
                                                           ==========         ==========


Ratio of net expenses to average net assets(c) ........          1.50%             1.50%(d)

Ratio of net investment income to average net assets ..          0.95%             0.33%(d)

Portfolio turnover rate ...............................           171%              200%(d)

(a) Represents the period from the initial  public  offering of shares,  July 1, 1999, through May 31, 2000.

(b) Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.38%
    and 4.23%(d) for the periods ended May 31, 2001 and 2000, respectively (Note 3).

(d) Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2001
================================================================================
                                                                        Market
COMMON STOCKS -- 96.9%                                     Shares       Value
--------------------------------------------------------------------------------
BASIC MATERIALS -- 1.5%
Alcoa, Inc. .........................................        7,100   $  306,365
                                                                     ----------


CAPITAL GOODS -- 1.9%
Boeing Company ......................................        6,100      383,629
                                                                     ----------


CONSUMER CYCLICALS -- 4.3%
Lowe's ..............................................        7,600      528,428
Tiffany & Co. .......................................        9,900      342,342
                                                                     ----------
                                                                        870,770
                                                                     ----------
CONSUMER STAPLES -- 19.7%
Anheuser-Busch ......................................        7,000      308,000
AOL Time Warner, Inc.* ..............................       18,200      950,586
AT&T Corporation - Liberty Media Group - Class A* ...       12,000      202,200
Clear Channel Communications, Inc.* .................        7,200      438,984
News Corporation Limited - ADR ......................       11,600      360,296
Philip Morris Companies, Inc. .......................       20,400    1,048,764
Viacom - Class B* ...................................       11,127      641,360
                                                                     ----------
                                                                      3,950,190
                                                                     ----------
ENERGY -- 7.9%
Anadarko Petroleum Corp. ............................        8,600      538,446
Nabors Industries* ..................................        4,000      203,400
Rowan* ..............................................       15,000      448,950
Santa Fe International ..............................       10,500      387,240
                                                                     ----------
                                                                      1,578,036
                                                                     ----------
FINANCIAL -- 31.5%
Ace Limited* ........................................       20,700      802,125
Allstate Corp. ......................................        9,200      414,184
Citigroup ...........................................        7,980      408,975
Fannie Mae ..........................................        8,100      667,764
Freddie Mac .........................................        9,900      655,380
Loews ...............................................       15,400    1,062,446
Merrill Lynch & Co., Inc. ...........................        7,300      474,281
Morgan Stanley Dean Witter & Co. ....................        3,300      214,533
Progressive Corp. ...................................        1,900      248,976
Washington Mutual, Inc. .............................       16,800      598,416
XL Capital Limited ..................................        9,700      771,150
                                                                     ----------
                                                                      6,318,230
                                                                     ----------
HEALTH CARE -- 11.2%
American Home Products ..............................        4,400      278,520
Johnson & Johnson ...................................        4,900      475,055
Oxford Health Plans* ................................       23,400      642,096
Wellpoint Health Networks* ..........................        9,800      850,640
                                                                     ----------
                                                                      2,246,311
                                                                     ----------


ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
==========================================================================================================
                                                                                                  Market
COMMON STOCKS -- 96.9% (Continued)                                            Shares/Par          Value
----------------------------------------------------------------------------------------------------------
TECHNOLOGY -- 17.8%
Cadence Design Systems* ................................................        15,000         $   317,250
Dell Computer Corp.* ...................................................        11,000             267,960
EMC Corporation* .......................................................        16,000             505,600
First Data .............................................................         5,200             341,172
Microsoft Corporation* .................................................        19,800           1,369,764
Nokia Oyj - ADR ........................................................        19,200             561,408
Siebel Systems, Inc.* ..................................................         4,400             199,584
                                                                                               -----------
                                                                                                 3,562,738
                                                                                               -----------
TRANSPORTATION -- 1.1%
Expeditors International of Washington, Inc. ...........................         3,400             218,926
                                                                                               -----------

TOTAL COMMON STOCKS-- (Cost $16,760,460) ...............................                       $19,435,195
                                                                                               -----------

CONVERTIBLE CORPORATE BONDS -- 0.7%
Sirus Satellite Radio Sub. Conv.,8.75%,due 09/29/09(Cost $200,000)......   $   200,000         $   136,250
                                                                                               -----------

CASH EQUIVALENTS -- 2.0%
Firstar Stellar Money Market Fund (Cost $406,464) ......................       406,464         $   406,464
                                                                                               -----------

TOTAL INVESTMENT SECURITIES-- 99.6% (Cost $17,366,924) .................                       $19,977,909

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% ...........................                            88,487
                                                                                               -----------

NET ASSETS -- 100.0% ...................................................                       $20,066,396
                                                                                               ===========

* Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2001
================================================================================
                                                                       Market
COMMON STOCKS -- 97.2%                                 Shares          Value
--------------------------------------------------------------------------------
BASIC MATERIALS -- 2.1%
Alcoa, Inc. .......................................     1,400     $    60,410
                                                                  -----------

CAPITAL GOODS -- 2.1%
Boeing Company ....................................     1,000          62,890
                                                                  -----------

CONSUMER CYCLICALS -- 3.8%
Lowe's ............................................     1,100          76,483
Tiffany & Co. .....................................     1,000          34,580
                                                                  -----------
                                                                      111,063
                                                                  -----------
CONSUMER STAPLES -- 22.3%
Anheuser-Busch ....................................     1,200          52,800
AOL Time Warner, Inc.* ............................     3,700         193,251
Clear Channel Communications, Inc.* ...............     1,100          67,067
News Corporation Limited - ADR ....................     1,800          55,908
Philip Morris Companies, Inc. .....................     3,800         195,358
Viacom - Class B* .................................     1,600          92,224
                                                                  -----------
                                                                      656,608
                                                                  -----------
ENERGY -- 9.0%
Anadarko Petroleum Corp. ..........................     1,600         100,176
Diamond Offshore Drilling .........................     1,400          55,454
Nabors Industries* ................................       900          45,765
Santa Fe International ............................     1,700          62,696
                                                                  -----------
                                                                      264,091
                                                                  -----------
FINANCIAL -- 29.3%
Ace Limited* ......................................     3,100         120,125
Allstate Corp. ....................................     1,300          58,526
Fannie Mae ........................................     1,100          90,684
Freddie Mac .......................................     1,500          99,300
Loews .............................................     2,100         144,879
Merrill Lynch & Co., Inc. .........................     1,000          64,970
Morgan Stanley Dean Witter & Co. ..................       500          32,505
Progressive Corp. .................................       300          39,312
Washington Mutual, Inc. ...........................     2,850         101,517
XL Capital Limited ................................     1,400         111,300
                                                                  -----------
                                                                      863,118
                                                                  -----------
HEALTH CARE -- 11.1%
Johnson & Johnson .................................       600          58,170
Oxford Health Plans* ..............................     5,000         137,200
Wellpoint Health Networks* ........................     1,500         130,200
                                                                  -----------
                                                                      325,570
                                                                  -----------
18

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Market
COMMON STOCKS -- 97.2% (Continued)                        Shares         Value
--------------------------------------------------------------------------------
TECHNOLOGY -- 16.5%
Dell Computer Corp.* ..................................    2,300    $     56,028
EMC Corporation* ......................................    3,000          94,800
Microsoft Corporation* ................................    3,200         221,376
Nokia Oyj - ADR .......................................    2,800          81,872
Siebel Systems, Inc.* .................................      700          31,752
                                                                    ------------
                                                                         485,828
                                                                    ------------
TRANSPORTATION -- 1.0%
Expeditors International of Washington, Inc. ..........      500          32,195
                                                                    ------------

TOTAL COMMON STOCKS -- (Cost $2,508,609) ..............             $  2,861,773
                                                                    ------------

CASH EQUIVALENTS -- 0.2%
Firstar Stellar Money Market Fund (Cost $4,829) .......    4,829    $      4,829
                                                                    ------------

TOTAL INVESTMENT SECURITIES -- 97.4%(Cost $2,513,438)..             $  2,866,602

OTHER ASSETS IN EXCESS OF LIABILITIES-- 2.6% ..........                   76,430
                                                                    ------------

NET ASSETS -- 100.0% ..................................             $  2,943,032
                                                                    ============

* Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.


ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2001
=======================================================================================
                                                                                Market
COMMON STOCKS -- 99.8%                                             Shares        Value
---------------------------------------------------------------------------------------

BASIC MATERIALS -- 7.5%
Air Products & Chemicals, Inc. ...........................           700    $    32,739
Alcan, Inc. ..............................................         2,000         89,600
Eastman Chemical Company .................................           600         30,324
NS Group, Inc.* ..........................................         4,800         74,304
                                                                            -----------
                                                                                226,967
                                                                            -----------
CAPITAL GOODS -- 5.3%
Alliant Techsystems, Inc.* ...............................           300         28,608
Boeing Company ...........................................           700         44,023
ITT Industries, Inc. .....................................           700         32,662
Republic Services, Inc.* .................................         3,000         55,140
                                                                            -----------
                                                                                160,433
                                                                            -----------
CONSUMER CYCLICALS -- 11.7%
Barnes & Noble, Inc.* ....................................         1,000         32,150
Family Dollar Stores .....................................         1,500         41,700
Federated Department Stores, Inc.* .......................         2,000         89,600
Stanley Works ............................................         1,000         38,000
Stewart Enterprises, Inc. - Class A ......................         9,600         73,152
Target Corporation .......................................           900         34,020
Tupperware Corp. .........................................         2,000         45,720
                                                                            -----------
                                                                                354,342
                                                                            -----------
CONSUMER STAPLES -- 9.7%
Anheuser-Busch ...........................................         1,400         61,600
Brinker International, Inc.* .............................         2,000         49,100
CEC Entertainment, Inc.* .................................           400         17,320
Cendant Corp.* ...........................................         2,000         38,360
Clear Channel Communications, Inc.* ......................           600         36,582
Service Corporation International ........................        13,000         91,780
                                                                            -----------
                                                                                294,742
                                                                            -----------
ENERGY -- 32.4%
Arch Coal, Inc. ..........................................         1,000         30,850
Calpine Corporation* .....................................         3,500        172,550
Comstock Resources, Inc.* ................................         3,000         34,980
Devon Energy Corporation .................................           500         29,105
Global Marine * ..........................................         2,600         66,690
Lone Star Technologies, Inc.* ............................           600         26,790
Louis Dreyfus Natural Gas* ...............................         3,000        119,340
Marine Drilling* .........................................         2,000         52,000
Nabors Industries* .......................................         1,000         50,850
Newfield Exploration Co.* ................................         3,000        105,540

20

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------
                                                                                 Market
COMMON STOCKS -- 99.8% (Continued)                                Shares         Value
---------------------------------------------------------------------------------------
ENERGY -- 32.4% (Continued)
Noble Affiliates, Inc. ...................................         1,400    $    58,114
Petroquest Energy, Inc.* .................................        15,000        126,600
Rowan* ...................................................         1,000         29,930
Tom Brown, Inc.* .........................................         1,000         28,210
Triton Energy Ltd.* ......................................         2,000         53,360
                                                                            -----------
                                                                                984,909
                                                                            -----------
FINANCIAL -- 14.9%
Ace Limited* .............................................         1,000         38,750
Advanta Corp. - Class B ..................................        25,000        303,750
Allstate Corp. ...........................................         1,700         76,534
UnumProvident Corporation ................................         1,000         32,410
                                                                            -----------
                                                                                451,444
                                                                            -----------
HEALTH CARE -- 3.4%
Wellpoint Health Networks* ...............................         1,200        104,160
                                                                            -----------

TECHNOLOGY -- 14.9%
Advanced Micro Devices* ..................................         2,000         56,500
Affliated Computer Svcs. - Class A* ......................           500         36,125
Agere Systems, Inc. - Class A* ...........................        19,400        135,800
Analog Devices, Inc. .....................................         1,100         49,005
National Semiconductor Corporation* ......................         2,100         55,692
Nortel Networks ..........................................         3,800         50,654
Taiwan Semiconductor - ADR* ..............................         3,500         69,510
                                                                            -----------
                                                                                453,286
                                                                            -----------

TOTAL COMMON STOCKS -- (Cost $2,884,240) .................                  $ 3,030,283
                                                                            -----------

CASH EQUIVALENTS -- 0.5%
Firstar Stellar Money Market Fund (Cost $15,174) .........        15,174    $    15,174
                                                                            -----------

TOTAL INVESTMENT SECURITIES -- 100.3% (Cost $2,899,414) ..                  $ 3,045,457

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%) ..........                       (9,295)
                                                                            -----------

NET ASSETS -- 100.0% .....................................                  $ 3,036,162
                                                                            ===========

* Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2001
================================================================================
                                                                         Market
COMMON STOCKS -- 75.7%                                      Shares       Value
--------------------------------------------------------------------------------
BASIC MATERIALS -- 2.1%
Alcoa, Inc. .............................................    1,200     $ 51,780
                                                                       --------

CAPITAL GOODS -- 2.1%
Boeing Company ..........................................      800       50,312
                                                                       --------

CONSUMER CYCLICALS -- 3.7%
Lowe's ..................................................      900       62,577
Tiffany & Co. ...........................................      800       27,664
                                                                       --------
                                                                         90,241
                                                                       --------
CONSUMER STAPLES -- 20.7%
Anheuser-Busch ..........................................    1,000       44,000
AOL Time Warner, Inc.* ..................................    2,900      151,467
Clear Channel Communications, Inc.* .....................      900       54,873
News Corporation Limited - ADR ..........................    1,500       46,590
Philip Morris Companies, Inc. ...........................    2,500      128,525
Viacom - Class B* .......................................    1,400       80,696
                                                                       --------
                                                                        506,151
                                                                       --------
ENERGY -- 5.0%
Anadarko Petroleum Corp. ................................    1,000       62,610
Rowan* ..................................................    2,000       59,860
                                                                       --------
                                                                        122,470
                                                                       --------
FINANCIAL -- 22.2%
Ace Limited* ............................................    2,000       77,500
Allstate Corp. ..........................................    1,100       49,522
Fannie Mae ..............................................      800       65,952
Freddie Mac .............................................    1,000       66,200
Loews ...................................................    1,600      110,384
Merrill Lynch & Co., Inc. ...............................      900       58,473
Progressive Corp. .......................................      200       26,208
XL Capital Limited ......................................    1,100       87,450
                                                                       --------
                                                                        541,689
                                                                       --------
HEALTH CARE -- 4.2%
Oxford Health Plans* ....................................    3,700      101,528
                                                                       --------

TECHNOLOGY -- 14.6%
Dell Computer Corp.* ....................................    2,000       48,720
EMC Corporation* ........................................    2,500       79,000
Microsoft Corporation* ..................................    1,900      131,442
Nokia Oyj - ADR .........................................    2,400       70,176
Siebel Systems, Inc.* ...................................      600       27,216
                                                                       --------
                                                                        356,554
                                                                       --------
22

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
====================================================================================================
                                                                                           Market
COMMON STOCKS -- 75.7% (Continued)                                        Shares/Par       Value
----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.1%
Expeditors International of Washington, Inc. .........................          400      $   25,756
                                                                                         ----------

TOTAL COMMON STOCKS -- (Cost $1,587,587) .............................                   $ 1,846,481
                                                                                         ----------

MORTGAGE-BACKED SECURITIES -- 1.3%
GNMA Pool #781184, 8.00%, due 12/15/24 (Amortized Cost $31,914) ...... $     31,515      $   32,703
                                                                                         ----------

U.S. GOVERNMENT AGENCY SECURITIES -- 22.1%
FNMA, 6.25%, due 2/01/11 (Amortized Cost $562,664) ................... $    550,000      $  545,000
                                                                                         ----------

CASH EQUIVALENTS -- 0.2%
Firstar Stellar Money Market Fund (Cost $4,600) ......................        4,600      $    4,600
                                                                                         ----------

TOTAL INVESTMENT SECURITIES -- 99.3% (Cost $2,186,765) ...............                   $2,428,784

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7% ........................                       16,047
                                                                                         ----------

NET ASSETS-- 100.0% ..................................................                   $2,444,831
                                                                                         ==========

* Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2001
================================================================================
1.  SIGNIFICANT ACCOUNTING POLICIES
The Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Atalanta/Sosnoff Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on January 29, 1998. The Atalanta/Sosnoff Fund was capitalized on May 6, 1998 when Atalanta/Sosnoff Capital Corporation (Delaware) (the Adviser) purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Fund commenced on June 17, 1998. The public offering of shares of the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund commenced on July 1, 1999, when the Adviser purchased the initial 200,000 shares of each Fund at $10 per share. The Funds had no operations prior to the public offering of their respective shares except for the initial issuance of shares.

The Atalanta/Sosnoff Fund seeks long-term capital appreciation, through equity investments in companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The Atalanta/Sosnoff Focus Fund is a non-diversified fund that seeks long-term capital appreciation by concentrating its investments in a core position of 20-25 common stocks of companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The  Atalanta/Sosnoff   Value  Fund  seeks  long-term  capital  appreciation  by
investing primarily in equity securities which the Adviser believes are fundamentally undervalued.

The Atalanta/Sosnoff Balanced Fund seeks to preserve capital while producing long-term capital appreciation by investing in a blend of common stocks and fixed-income securities.

The  following  is a summary  of the  Funds'  significant  accounting  policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- For the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Value Fund, dividends arising from net investment income, if any, are declared and paid annually to shareholders of each Fund. For the Atalanta/Sosnoff Balanced Fund, dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

================================================================================
Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Atalanta/Sosnoff Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2001:

--------------------------------------------------------------------------------------------------------------------------
                                       Atalanta/Sosnoff      Atalanta/Sosnoff      Atalanta/Sosnoff    Atalanta/Sosnoff
                                             Fund               Focus Fund            Value Fund         Balanced Fund
--------------------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation .....   $    3,213,353           $    411,816           $   215,609           $   288,793
Gross unrealized depreciation .....         (720,153)              (127,151)              (83,448)              (72,688)
                                      --------------           ------------           -----------           -----------
Net unrealized appreciation .......   $    2,493,200           $    284,665           $   132,161           $   216,105
                                      ==============           ============           ===========           ===========
Federal income tax cost ...........   $   17,484,709           $  2,581,937           $ 2,913,296           $ 2,212,679
                                      ==============           ============           ===========           ===========
--------------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

As of May 31, 2001, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Balanced Fund each had capital loss carryforwards for federal income tax purposes of $1,221,650, $136,194 and $143,517, respectively, which expire May 31, 2009. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distributing any such gains to shareholders.

Reclassification of capital accounts - For the year ended May 31, 2001, the Atalanta/Sosnoff Fund and the Atalanta/Sosnoff Focus Fund reclassified net investment losses of $72,382 and $13,354, respectively, against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Funds' net assets or net asset value per share.

================================================================================
2.  INVESTMENT  TRANSACTIONS
Investment transactions, other than short-term investments, were as follows for the year ended May 31, 2001:

---------------------------------------------------------------------------------------------------------------------------------
                                                     Atalanta/Sosnoff   Atalanta/Sosnoff   Atalanta/Sosnoff   Atalanta/Sosnoff
                                                          Fund            Focus Fund          Value Fund         Balanced Fund
---------------------------------------------------------------------------------------------------------------------------------

Purchases of investment securities ................... $28,536,198       $ 4,949,281       $23,428,934       $ 4,583,219
Proceeds from sales of investment securities ......... $26,977,696       $ 4,760,936       $22,714,843       $ 4,051,125
---------------------------------------------------------------------------------------------------------------------------------

3.  TRANSACTIONS WITH AFFILIATES
The President of the Trust is also Executive Vice President of the Adviser and the President and Chief Executive Officer of Atalanta/Sosnoff Management Corporation (the Distributor), the principal underwriter for each Fund and exclusive agent for the distribution of Fund shares. The Vice President of the Trust is also Vice President of the Adviser. Certain other officers of the Trust are also officers of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

INVESTMENT  ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund.

The Adviser currently intends to voluntarily waive its investment advisory fees and reimburse the Funds for expenses incurred to the extent necessary to limit total operating expenses of each Fund to a maximum level of 1.50% of each Fund's average daily net assets. Accordingly, the Adviser waived investment advisory fees of $22,023 and reimbursed $40,063 of other operating expenses for the Atalanta/Sosnoff Focus Fund, waived its investment advisory fees of $19,871 and reimbursed $46,974 of other operating expenses for the Atalanta/Sosnoff Value Fund and waived its investment advisory fees of $18,631 and reimbursed $46,990 of other operating expenses for the Atalanta/Sosnoff Balanced Fund during the year ended May 31, 2001.

ADMINISTRATION  AGREEMENT
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee at an annual rate of 0.15% of each Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee for each Fund.

ACCOUNTING SERVICES  AGREEMENT
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a fee, based on current asset levels, of $2,000 per month from each Fund. In addition, each Fund reimburses IFS for
out-of-pocket   expenses  related  to  the  pricing  of  each  Fund's  portfolio securities.

TRANSFER AGENT  AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent

================================================================================
and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $20 per shareholder account from each Fund, subject to a $1,500 minimum monthly fee for each Fund. In addition, each Fund reimburses IFS for out-of-pocket expenses including, but not limited to, postage and supplies.

SERVICE PLAN
The Trust has adopted a Service Plan (the Plan) under which each Fund compensates the Distributor for services related to the distribution and promotion of Fund shares. Each Fund pays the Distributor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund. During the year ended May 31, 2001, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund incurred and the Distributor waived expenses of $48,064, $7,341, $6,624 and $6,211, respectively, under the Plan.

4. FEDERAL TAX INFORMATION FOR  SHAREHOLDERS  (UNAUDITED)
In January 2001, shareholders were provided with Form 1099-DIV which reported the amount and tax status of the following distributions declared and paid during the calendar year 2000:

----------------------------------------------------------------------------------------------
                                                                    PER SHARE
                                                   -------------------------------------------
                                    DATE           INCOME    SHORT TERM GAIN    LONG TERM GAIN
----------------------------------------------------------------------------------------------

Atalanta/Sosnoff Fund:             12/15/00      $     --      $ 1.2988           $ 1.3690
Atalanta/Sosnoff Focus Fund:       12/15/00            --        1.6444                 --
Atalanta/Sosnoff  Value  Fund:     12/15/00            --        1.0094                 --
                                   12/31/00        0.0443            --                 --
Atalanta/Sosnoff  Balanced Fund:    3/31/00        0.0052            --                 --
                                    6/30/00        0.0113            --                 --
                                    9/30/00        0.0201            --                 --
                                   12/15/00           --         1.0999                 --
                                   12/31/00        0.0439            --                 --
----------------------------------------------------------------------------------------------

5. ACCOUNTING  STANDARDS ISSUED BUT NOT YET ADOPTED
On November 21, 2000, the American Institute of Certified Public Accountants (the AICPA) issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the Guide), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================
     [LOGO]   ARTHUR ANDERSEN

To the  Shareholders  and Board of Trustees of the  Atalanta/Sosnoff  Investment
Trust:

We have audited the statements of assets and liabilities, including the schedules of investments, of the Atalanta/Sosnoff Investment Trust comprising the Atalanta/Sosnoff Fund, Atalanta/Sosnoff Focus Fund, Atalanta/Sosnoff Value Fund, and Atalanta/Sosnoff Balanced Fund as of May 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Atalanta/Sosnoff Investment Trust, as of May 31, 2001, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.


/s/ Arthur Andersen LLP

Cincinnati, Ohio,
June 22, 2001

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